Contingencies and Commitments (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 17, 2020	Feb. 18, 2020
IfrsStatementLineItems [Line Items]
Capital commitments	$ 160,086,184	$ 129,447,840	$ 203,603,490
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and USD 15,000 for cases of foreign companies
Legal proceedings provision	$ 2,753,316	$ 325,331
Notional amount				$ 3,000,000	$ 2,000,000
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	50.10%
Notional amount	$ 16,000,000
Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	99.90%
Notional amount	$ 178,000,000
Ccu Inversiones [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	50.00%
Notional amount	$ 178,000,000
Bebidas Bolivianas Sa [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	51.00%
Computer software [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 23,587,044